Equity (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Share Capital
a.	Share capital

Ordinary shares

	December 31
	2018	2019

Numbers of shares authorized (in thousands)	5,000,000	5,000,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,321,714	4,330,528

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Share capital authorized	$50,000,000	$50,000,000	$1,671,682

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$133,735

Share capital issued and fully paid	$43,217,144	$43,305,287	$1,447,853

Summary of Capital Surplus
b.	Capital surplus

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$12,906,401	$13,070,330	$436,989
Merger by share exchange	117,693,658	117,693,658	3,934,927
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	6,034,102	3,254,489	108,809
	136,634,161	134,018,477	4,480,725

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	3,727,336	891,876	29,819
Treasury share transactions	182,354	364,708	12,193
Exercised employee share options	1,366,480	1,443,995	48,278
Expired share options (Note 29)	645,978	645,903	21,595
Share of changes in capital surplus of associates	87,136	16,266	544
Dividends that the claim period has elapsed and unclaimed by shareholders	872	1,942	65
	6,010,156	3,364,690	112,494

May not be used for any purpose

Employee share options	583,542	1,304,250	43,606
Others (3)	48,805	222,946	7,454
	632,347	1,527,196	51,060

	$143,276,664	$138,910,363	$4,644,279

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Disclosure of Detailed Information About Appropriation of Retained Earnings Explanatory
The appropriation of earnings for 2018 resolved at the Company’s shareholders’ meeting in June 2019, was as follows:

	Appropriation of Earnings		Dividends Per Share
	NT$	US$ (Note 4)	NT$	US$ (Note 4)
			(in dollars)	(in dollars)

Legal reserve	$2,203,895	$73,684
Special reserve	3,548,844	118,651
Cash dividends	10,806,454	361,299	$2.50	$0.1

	$16,559,193	$553,634

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
3)	Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Balance at January 1	$422,570	$(1,015,107)	$(33,939)
Adjustment on initial application of IFRS 9	(287,053)	—	—
Balance at January 1 as adjusted	135,517	(1,015,107)	(33,939)
Unrealized gain (loss) recognized during the year
Debt instruments	(63,076)	(2,052)	(69)
Equity instruments	(398,513)	(283,472)	(9,477)
Share from associates and joint venture accounted for using the equity method	(555,271)	1,501,689	50,207
Realized loss (gain) recognized during the year
Disposal of equity instruments and transferred cumulative gain to retained earnings	(1,518)	—	—
Disposal of associates and joint venture accounted for using the equity method	(133,364)	—	—
Share from associates and joint venture accounted for using the equity method	1,118	(404,156)	(13,512)

Balance at December 31	$(1,015,107)	$(203,098)	$(6,790)

Summary of Treasury Shares
e
.

Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2017

Shares held by subsidiaries	145,883	—	—	145,883
Shares reserved for bonds conversion	120,000	—	—	120,000

	265,883	—	—	265,883

2018

Shares held by subsidiaries	145,883	—	(72,942)	72,941
Shares reserved for bonds conversion	120,000	—	(120,000)	—
Shares repurchased from dissenting shareholders in accordance with Business Mergers And Acquisitions Act	—	1,852	(1,852)	—

	265,883	1,852	(194,794)	72,941

2019

Shares held by subsidiaries	72,941	—	—	72,941

Summary of Shares Held By Subsidiaries
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018

ASE Test	44,100	$1,380,721		$2,571,044
J&R Holding	23,352	381,709		1,361,415
ASE Test, Inc.	5,489	196,677		320,031

	72,941	$1,959,107		$4,252,490

December 31, 2019

ASE Test	44,100	$1,380,721	$46,162	$3,669,140	$122,673
J&R Holding	23,352	381,709	12,762	1,942,876	64,957
ASE Test, Inc.	5,489	196,677	6,576	456,717	15,270

	72,941	$1,959,107	$65,500	$6,068,733	$202,900

Summary of Non-controlling Interests
Non-controlling interests

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$12,000,551	$13,190,129	$17,639,487	$589,752
Adjustment on initial application of IFRS 15	—	5,183	—	—
Balance at January 1 as adjusted	12,000,551	13,195,312	17,639,487	589,752
Share of profit for the year	1,677,941	1,203,588	1,207,974	40,387
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(334,920)	(198,365)	(414,010)	(13,842)
Unrealized gain on available-for-sale financial assets	5,763	—	—	—
Unrealized loss on equity instruments at FVTOCI	—	(23,928)	(10,773)	(360)
Remeasurement on defined benefit plans	(13,724)	(30,079)	(7,422)	(248)
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	—	3,582,866	666,651	22,289
Subscribing for ordinary shares form subsidiaries’ cash capital increase	—	—	83,044	2,776
Acquisition of non-controlling interests in subsidiaries (Note 32)	—	(2,492,915)	(5,084,785)	(170,003)
Partial disposal of subsidiaries (Note 32)	(3,055)	1,693,064	—	—
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 32)	—	(801,884)	(2,017,319)	(67,446)

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	$263,213	$1,936,643	$1,672,310	$55,911
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries	(159,200)	—	—	—
Cash dividends to non-controlling interests	(246,440)	(424,815)	(360,245)	(12,044)

Balance at December 31	$13,190,129	$17,639,487	$13,374,912	$447,172

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves
1)
Exchange differences on translating foreign operations

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(1,643,623)	$(6,733,659)	$(5,888,574)	$(196,876)
Exchange differences on translating foreign operations	(4,952,815)	426,186	(4,788,135)	(160,085)
Share from associates and joint venture accounted for using the equity method	(137,221)	136,608	(85,975)	(2,875)
Disposal of associates and joint venture accounted for using the equity method	—	282,291	—	—

Balance at December 31	$(6,733,659)	$(5,888,574)	$(10,762,684)	$(359,836)

Unrealized gain (loss) on available-for-sale financial assets [member]
Statement [LineItems]
Summary of Other Reserves
2)	Unrealized gain (loss) on available-for-sale financial assets

For the Year Ended December 31, 2017
NT$

Balance at January 1, 2017	$(197,314)
Unrealized gain arising on revaluation of available-for-sale financial assets	169,585
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	50,206
Cumulative gain reclassified to profit or loss on disposal of available-for-sale financial assets	(1,517)
Share from associates and joint venture accounted for using the equity method	401,610

Balance at December 31, 2017	$422,570